CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 98.7%
Banks: 4.0%
209,250		Bank of America Corp.	$9,654,795
51,700		First Republic Bank	8,974,603
			18,629,398
Capital Markets: 1.8%
12,800		CME Group, Inc. - Class A	2,937,600
15,000		Moody’s Corp.	5,145,000
			8,082,600
Chemicals: 2.1%
33,600		The Sherwin-Williams Co.	9,626,736

Communications Equipment: 1.9%
131,700		Ciena Corp. [1]	8,733,027

Electrical Equipment: 1.7%
50,200		Eaton Corporation PLC	7,953,186

Food & Staples Retailing: 2.9%
26,900		Costco Wholesale Corp.	13,587,997

Health Care Equipment & Supplies: 4.5%
97,556		Abbott Laboratories	12,434,488
34,900		Stryker Corp.	8,656,945
			21,091,433
Health Care Providers & Services: 2.2%
21,400		UnitedHealth Group, Inc.	10,112,998

Hotels, Restaurants & Leisure: 2.0%
65,025		Darden Restaurants, Inc.	9,095,047

Household Products: 2.2%
64,600		The Procter & Gamble Co.	10,365,070

Industrial Conglomerates: 1.9%
20,500		Roper Technologies, Inc.	8,961,780

Interactive Media & Services: 6.7%
6,200		Alphabet, Inc. - Class A [1]	16,777,634
2,475		Alphabet, Inc. - Class C [1]	6,717,076
24,500		Meta Platforms, Inc. - Class A [1]	7,674,870
			31,169,580
Internet & Direct Marketing Retail: 5.0%
7,780		Amazon.com, Inc. [1]	23,273,636

IT Services: 7.9%
25,700		Accenture PLC - Class A	9,087,006
61,600		PayPal Holdings, Inc. [1]	10,591,504
74,100		Visa, Inc. - Class A	16,759,197
			36,437,707
Life Sciences Tools & Services: 2.3%
18,450		Thermo Fisher Scientific, Inc.	10,724,985

Machinery: 3.9%
45,000		Caterpillar, Inc.	9,070,200
53,300		Dover Corp.	9,056,203
			18,126,403
Metals & Mining: 1.8%
217,200		Freeport-McMoRan Copper & Gold, Inc.	8,084,184

Oil, Gas & Consumable Fuels: 2.0%
42,800		Pioneer Natural Resources Co.	9,368,492

Pharmaceuticals: 2.3%
54,200		Zoetis, Inc.	10,828,618

Professional Services: 1.5%
61,000		IHS Markit Ltd.	7,124,190

Road & Rail: 1.1%
16,700		Old Dominion Freight Line, Inc.	5,042,231

Semiconductors & Semiconductor Equipment: 2.9%
39,100		Entegris, Inc.	4,685,744
42,900		NXP Semiconductors NV	8,813,376
			13,499,120
Software: 21.3%
41,275		Adobe, Inc. [1]	22,053,232
24,400		ANSYS, Inc. [1]	8,296,244
26,500		Intuit, Inc.	14,713,595
98,800		Microsoft Corp.	30,724,824
16,575		Paycom Software, Inc. [1]	5,557,597
15,875		ServiceNow, Inc. [1]	9,299,258
27,000		Synopsys, Inc. [1]	8,383,500
			99,028,250
Specialty Retail: 3.6%
45,475		The Home Depot, Inc.	16,688,415

Technology Hardware, Storage & Peripherals: 7.8%
208,400		Apple, Inc.	36,424,152

Textiles, Apparel & Luxury Goods: 1.4%
19,950		Lululemon Athletica, Inc. [1]	6,658,512

TOTAL COMMON STOCKS
(Cost $210,411,422)			458,717,747

SHORT-TERM INVESTMENTS: 1.3%
Money Market Funds: 1.3%
6,245,555		First American Treasury Obligations Fund - Institutional Class, 0.010% [2]	6,245,555
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,245,555)			6,245,555

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $216,656,977)			464,963,302
Liabilities in Excess of Other Assets: (0.0)% [3]			(127,626)
TOTAL NET ASSETS: 100.0%			$464,835,676

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of January 31, 2022.
	[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$458,717,747	$-	$-	$458,717,747
Short-Term Investments	6,245,555	-	-	6,245,555
Total Investments in Securities	$464,963,302	$-	$-	$464,963,302